Commitments and Contingencies - Additional Information (Detail) - USD ($)					3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 08, 2025	Sep. 03, 2025	Sep. 01, 2025	May 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	May 15, 2025	May 13, 2025	Dec. 27, 2024	Feb. 15, 2024	Jan. 25, 2024
Other Commitments [Line Items]
Underwriters deferred fee							$ 3,000,000			$ 3,000,000
Minimum Value Of Consummation Of Initial Business Combination							100,000,000			100,000,000
Warrants and rights outstanding					$ 3,000,000		3,000,000			$ 10	$ 10		$ 9.923
Percentage of underwriters deferred fee										1.00%	1.00%
Sale of stock, price per share													$ 10
Common stock, par or stated value per sharp													$ 10
Placement Fee Percentage			4.00%
Placement Fee Maximum Limit			$ 100,000,000
General and administrative costs					$ 1,234,544	$ 69	$ 1,437,976	$ 51,910		$ 51,910
ColdQuanta Inc dba Infleqtion [Member]
Other Commitments [Line Items]
Common stock, par or stated value per sharp					$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
License Fee Paid							$ 50,000				$ 50,000
Annual License Maintenance Fees Paid							130,000				130,000
General and administrative costs							16,860,000		$ 17,461,000		$ 23,875,000	$ 22,871,000
ColdQuanta Inc dba Infleqtion [Member] | Morton Acquisition [Member]
Other Commitments [Line Items]
Common stock, par or stated value per sharp																	$ 0.37
General and administrative costs							2,000,000
Payment for Contingent Consideration Liability, Financing Activities							0
Business Combination Contingent Consideration Maximum Payment Amount				$ 2,000,000
Subscription Agreements [Member]
Other Commitments [Line Items]
Other liabilities, current					$ 36,544,215		36,544,215
Subscription Agreement Expense							36,544,215
Capital Markets Advisory Agreement [Member]
Other Commitments [Line Items]
Advisory Fees Expense		$ 7,000,000
Capital Markets Advisory Incentive Fee Expense		$ 3,000,000
Advisory Agreement [Member]
Other Commitments [Line Items]
Advisory Fees Expense							$ 250,000
Founders Shares [Member]
Other Commitments [Line Items]
Underwriters Received upfront compensation expense							360,000
Common stock, par or stated value per sharp																$ 0.0001
Founders Shares [Member] | Valuation Technique PWERM Method [Member]
Other Commitments [Line Items]
Warrants and rights outstanding														$ 667,472
Founders Shares [Member] | Sponsor [Member]
Other Commitments [Line Items]
Class of warrant or right, outstanding					200,000		200,000			200,000	200,000
Private Placement Units [Member] | Sponsor [Member]
Other Commitments [Line Items]
Class of warrant or right, outstanding					50,000		50,000			50,000	50,000
PIPE Investors [Member]
Other Commitments [Line Items]
Proceeds from issuance of common stock	$ 126,547,600
Sale of stock, price per share	$ 0.0001
Domesticated SPAC Common Stock [Member]
Other Commitments [Line Items]
Common stock, par or stated value per sharp	$ 10
Maximum [Member]
Other Commitments [Line Items]
Other Underwriting Expense							$ 3,000,000			$ 3,000,000
Minimum [Member]
Other Commitments [Line Items]
Other Underwriting Expense							$ 1,500,000			$ 1,500,000